Changes in Restructured Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Loan
Financing Receivable, Impaired [Line Items]
Totals at January 1, 2012	1
Additional loans with concessions	3
Total at December 31, 2012	4
Totals at January 1, 2012	$ 1,459
Additional loans with concessions	4,878
Writedown	(634)
Principal paydowns	(101)
Total at December 31, 2012	$ 5,602